Consolidated Balance Sheets (Parenthetical) - $ / shares	Dec. 31, 2024	Dec. 31, 2023
Consolidated Balance Sheets
Common Stock, Par Value (in dollars per share)	$ 0.0001	$ 0.0001
Authorized common stock (in shares)	500,000,000	500,000,000
Common Stock, Shares Issued (in shares)	15,904,533	13,790,127
Common Stock, Shares Outstanding (in shares)	15,492,581	13,378,175
Treasury stock, Shares Held (in shares)	411,952	411,952